Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, cash equivalents and restricted cash
Cash in banks	$ 117,764	$ 77,224
Cash on hand	850	425
Short-term investments (Highly liquid investments/ cash equivalent)	642,604	627,331
Restricted funds held in trust related to debt service reserves	12,936	6,873
Total cash, cash equivalents and restricted cash	$ 774,154	$ 711,853	$ 741,122	$ 506,468